other comprehensive income	6 Months Ended
Jun. 30, 2025
other comprehensive income
other comprehensive income
11	other comprehensive income

		Three-month period ended June 30, 2024					Three-month period ended June 30, 2025
		Accumulated					Accumulated
		balance,				Accumulated	balance,				Accumulated
		beginning of	Amount	Income		balance, end	beginning of	Amount	Income		balance, end
(millions)	Note	period	arising	taxes	Net	of period	period	arising	taxes	Net	of period
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	4(e)
Derivatives used to manage currency risk
Unrealized gains (losses) arising			$29	$(2)				$(343)	$(41)
Realized (gains) losses reclassified to net income			(66)	(8)				326	52
		$(102)	(37)	(10)	$(27)	$(129)	$(256)	(17)	11	$(28)	$(284)
Derivatives used to manage other market risks	2(a)
Unrealized gains (losses) arising			1	1				35	9
Realized (gains) losses reclassified to net income			(1)	(1)				(1)	—
		1	—	—	—	1	(16)	34	9	25	9
Total		(101)	(37)	(10)	(27)	(128)	(272)	17	20	(3)	(275)
Cumulative foreign currency translation adjustment		60	17	—	17	77	229	(78)	—	(78)	151
Item never reclassified to income
Change in measurement of investment financial assets
Unrealized gains (losses) arising			(4)	(2)				1	—
Realized gains (losses)			(2)	—				3	1
		79	(6)	(2)	(4)	75	62	4	1	3	65
Accumulated other comprehensive income (loss)		$38	(26)	(12)	(14)	$24	$19	(57)	21	(78)	$(59)
Attributable to:
Common Shares		$20				$(4)	$(61)				$(85)
Non-controlling interests		18				28	80				26
		$38				$24	$19				$(59)
Item never reclassified to income
Employee defined benefit plan re‑measurements	15(a)		22	6	16			36	9	27
Other comprehensive income			$(4)	$(6)	$2			$(21)	$30	$(51)

		Six-month period ended June 30, 2024					Six-month period ended June 30, 2025
		Accumulated					Accumulated
		balance,				Accumulated	balance,				Accumulated
		beginning of	Amount	Income		balance, end	beginning of	Amount	Income		balance, end
(millions)	Note	period	arising	taxes	Net	of period	period	arising	taxes	Net	of period
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	4(e)
Derivatives used to manage currency risk
Unrealized gains (losses) arising			$234	$32				$(323)	$(30)
Realized (gains) losses reclassified to net income			(202)	(29)				320	51
		$(158)	32	3	$29	$(129)	$(260)	(3)	21	$(24)	$(284)
Derivatives used to manage other market risks	2(a)
Unrealized gains (losses) arising			6	2				17	5
Realized (gains) losses reclassified to net income			(2)	(1)				(3)	(1)
		(2)	4	1	3	1	(1)	14	4	10	9
Total		(160)	36	4	32	(128)	(261)	11	25	(14)	(275)
Cumulative foreign currency translation adjustment		36	41	—	41	77	169	(18)	—	(18)	151
Item never reclassified to income
Change in measurement of investment financial assets
Unrealized gains (losses) arising			(2)	(1)				3	—
Realized gains (losses)			(2)	—				6	2
		78	(4)	(1)	(3)	75	58	9	2	7	65
Accumulated other comprehensive income (loss)		$(46)	73	3	70	$24	$(34)	2	27	(25)	$(59)
Attributable to:
Common Shares		$(44)				$(4)	$(105)				$(85)
Non-controlling interests		(2)				28	71				26
		$(46)				$24	$(34)				$(59)
Item never reclassified to income
Employee defined benefit plan re‑measurements	15(a)		69	18	51			35	9	26
Other comprehensive income			$142	$21	$121			$37	$36	$1